SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF BASIC AND DILUTIVE INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per common share for the years ended December 31, 2022, and 2021:

	December 31, 2022	December 31, 2021
Numerator:
Net loss	$(3,909,868)	$(5,315,883)
Numerator for basic and diluted EPS - income available to common stockholders	(3,472,099)	$(5,315,883)
Denominator:
Denominator for basic and diluted EPS – weighted average shares	8,472,946	8,136,740
Basic and diluted loss per common share	$(0.41)	$(0.65)